PayPal Money Market Fund

Seven-Day Yield                                                        1.44%
Total Return:
1 Year for the Year Ended December 31, 2002                            1.85%
Annualized Since Inception (November 18, 1999)                         3.56%


During the first few months of 2002, the U.S. economy began showing signs of life. As the reporting period unfolded, however, indications of a slower economy emerged. Despite economic growth of approximately 4% in the first half of the year, by summer the economic outlook became clouded: consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed to about a 2% sequential rate during the second quarter. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. Though some market rebound occurred in the fourth quarter, a strong recovery to the U.S. economy failed to materialize. Soft economic data, low growth estimates, and weak consumer confidence led the Federal Reserve Board (the "Fed") to unexpectedly cut its target federal funds rate by 0.50% to 1.25%; its lowest level in more than 40 years.

Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, incorrect expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike was greater. In the last few months of the year, the positively sloped yield curve, along with year-end financing uncertainties, offered attractive buying opportunities. The Fund maintained a weighted average maturity of sixty days by purchasing securities in the three-to-six month sector incorporating a year-end turn premium. This turn premium is the added yield issuers are willing to pay in order to lock in financing prior to year-end. This strategy proved beneficial to the Fund as overnight rates dropped below the federal funds target level for the week prior to December 31.

Looking ahead, we will continue to watch cautiously for signs of an economic rebound and the impact of geopolitical instability on domestic confidence. We will monitor credits closely and seek attractive buying opportunities for the Fund as the economy works its way through its current environment and hopefully toward recovery.

     Additional Information

     The PayPal Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

The seven-day yield is an annualized yield for the seven-day period ended December 31, 2002. "Annualized yield" refers to the interest you would earn if you held a share of the PayPal Market Reserve Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management. Performance figures for the Fund and for the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average (the "Average") represent past performance of the Fund and it is not possible to invest directly in an Average. Share value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than the original investment. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PayPal Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
Investments:

      In Money Market Master Portfolio ("Master Portfolio"), at value (Note 1)                       $          169,549,144
Receivables:
      Due from PPAM (Note 2)                                                                                          8,765
                                                                                                     -----------------------
Total Assets                                                                                                    169,557,909
                                                                                                     -----------------------
LIABILITIES

Payables:
      Distribution to shareholders                                                                                  200,876
                                                                                                     -----------------------
Total Liabilities                                                                                                   200,876
                                                                                                     -----------------------
NET ASSETS                                                                                           $          169,357,033
                                                                                                     =======================
Net assets consist of:
      Paid-in capital                                                                                           169,354,329
      Undistributed net investment income                                                                             2,334
      Undistributed net realized gain on investments                                                                    370
                                                                                                     -----------------------
NET ASSETS                                                                                           $          169,357,033
                                                                                                     =======================
Shares outstanding                                                                                              169,354,093
                                                                                                     -----------------------
Net asset value and offering price per share                                                         $                 1.00
                                                                                                     =======================

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2002

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
      Interest                                                                                       $            2,246,096
      Expenses                                                                                                     (118,034)
                                                                                                     -----------------------
Net investment income allocated from Master Portfolio                                                             2,128,062
                                                                                                     -----------------------
FUND EXPENSES (Note 2)
      Management fees                                                                                             2,123,073
                                                                                                     -----------------------
Total fund expenses                                                                                               2,123,073
                                                                                                     -----------------------
Less:
      Fees reimbursed by PPAM (Note 2)                                                                           (2,123,073)
                                                                                                     -----------------------
Total Net Expenses                                                                                                       --
                                                                                                     -----------------------
Net investment income                                                                                             2,128,062
                                                                                                     -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
      Net realized gain                                                                                                 370
                                                                                                     -----------------------
Net gain on investments                                                                                                 370
                                                                                                     -----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $            2,128,432
                                                                                                     =======================

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the Year Ended       For the Year Ended
                                                                                 December 31, 2002        December 31, 2001
                                                                             ----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
      Net investment income                                                 $            2,128,062   $            2,669,572
      Net realized gain                                                                        370                    2,570
                                                                           ------------------------  -----------------------
Net increase in net assets resulting from operations                                     2,128,432                2,672,142
                                                                           ------------------------  -----------------------
Distributions to shareholders:
      From net investment income                                                        (2,128,062)              (2,669,572)
                                                                           ------------------------  -----------------------
Total distributions to shareholders                                                     (2,128,062)              (2,669,572)
                                                                           ------------------------  -----------------------
Capital share transactions (Note 3):
      Proceeds from shares sold                                                      1,082,429,995              559,842,548
      Net asset value of shares issued in reinvestment of dividends
        and distributions                                                                1,921,533                1,845,150
      Cost of shares redeemed                                                         (997,201,466)            (555,373,814)
                                                                           ------------------------  -----------------------
Net increase in net assets resulting from capital share transactions                    87,150,062                6,313,884
                                                                           ------------------------  -----------------------

Increase in net assets                                                                  87,150,432                6,316,454

NET ASSETS:

Beginning of year                                                                       82,206,601               75,890,147
                                                                           ------------------------  -----------------------
End of year                                                                 $          169,357,033   $           82,206,601
                                                                           ========================  =======================
Undistributed net investment income included in net assets at end of year   $                2,334   $                   --
                                                                           ========================  =======================
SHARES ISSUED AND REDEEMED:
      Shares sold                                                                    1,082,429,995              559,842,548
      Shares issued in reinvestment of dividends and distributions                       1,921,533                1,845,150
      Shares redeemed                                                                 (997,201,466)            (555,373,814)
                                                                              ---------------------    ---------------------
Net Increase in Shares Outstanding                                                      87,150,062                6,313,884
                                                                              =====================    =====================

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

For a share outstanding throughout each period

                                                                                                                     Period from
                                                                                                                   Nov. 18, 1999 (5)
                                                                    Year ended        Year ended      Year ended              to
                                                                 Dec. 31, 2002     Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 1.00            $ 1.00          $ 1.00          $ 1.00
                                                                ---------------    --------------  -------------- ---------------
Income from investment operations:

     Net investment income                                                0.02              0.03            0.05            0.01
                                                                ---------------    --------------  -------------- ---------------
Total from investment operations                                          0.02              0.03            0.05            0.01
                                                                ---------------    --------------  -------------- ---------------
Less distributions from:

     Net investment income                                               (0.02)            (0.03)          (0.05)          (0.01)
                                                                ---------------    --------------  -------------- ---------------
Total distributions                                                      (0.02)            (0.03)          (0.05)          (0.01)
                                                                ---------------    --------------  -------------- ---------------
Net asset value, end of period                                          $ 1.00            $ 1.00          $ 1.00          $ 1.00
                                                                ===============    ==============  ============== ===============
Total return                                                              1.85%             2.86%           5.56%           0.65%(3)
                                                                ===============    ==============  ============== ===============
Ratios/Supplemental data:

     Net assets, end of period (000s)                                $ 169,357          $ 82,207        $ 75,890         $ 1,196
     Ratio of expenses to average net assets                (1)           0.10%             1.46%           1.38%           0.50%(4)
     Ratio of net investment income to average net assets   (2)           1.80%             2.80%           5.32%           5.92%(4)

---------------------------------------------------------------------------------------------------------------------------------

(1)  Ratio of expenses to average net assets prior to waived
     fees and reimbursed expenses                                         1.90%             1.90%           1.75%           0.60%(4)

(2)  Ratio of net investment income (loss) to average net assets
     prior to waived fees and reimbursed expenses                         0.00%(6)          2.36%           4.95%           5.82%(4)

---------------------------------------------------------------------------------------------------------------------------------

(3)  Not Annualized.

(4)  Annualized.

(5)  Commencement of operations.

(6) Rounds to less than 0.00%.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   PayPal Money Market Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund changed its name from PayPal Money Market Reserve Fund effective January 22, 2002. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

   The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

   The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Investment Policy and Security Valuation

   The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (4.36% as of December 31, 2002). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

   The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   Security Transactions and Income Recognition

   The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

   Dividends and Distributions to Shareholders

   Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

   Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

   Federal Income Taxes

   The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended December 31, 2002.

   As of December 31, 2002, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $2,704.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   PayPal Asset Management, Inc. ("PPAM"), a wholly owned subsidiary of PayPal, Inc. ("PayPal"), serves as the Fund's investment adviser. For both its advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Under an investment advisory agreement between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund's average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

   The Trust and PPAM have also entered into a written expense limitation and reimbursement agreement, under which PPAM has agreed to limit the Fund's operating expenses to an annual rate of 0.10% of the Fund's average daily net assets. After an initial term of one year, this agreement will be renewed thereafter for successive one-year terms on an annual basis, subject to the approval of the Board of Trustees. PPAM waived expenses totaling $2,123,147 or 1.80% of the Fund's average daily net assets for the six months ended December 31, 2002.

   PayPal serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts. PPAM serves as the Fund's transfer agent.

   Investor's Bank & Trust Company (the "Administrator") provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

   As of December 31, 2002, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

Independent Accountants' Report


To the Shareholders and Board of Trustees of PayPal Funds:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the "Fund"), a series of PayPal Funds, at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial statements of the Fund at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
San Francisco, California
February 12, 2003

PayPal Money Market Fund
Shareholder Meeting Results (Unaudited)

At a shareholder meeting of the PayPal Funds (the "Trust") held on October 2, 2002 shareholders approved the following items:

(1) a new investment advisory agreement between the Trust and PayPal Asset Management (the "Adviser"), as a result of the merger of PayPal, Inc., the parent company of the Adviser, and eBay Inc.;

(2) the proposal to elect a Board of Trustees;

(3) an Amended and Restated Trust Instrument that provides that trustees hold office until the Trust's termination;

(4) the proposal to change the investment objective of the PayPal Money Market Fund (the "Fund") from fundamental to non-fundamental; and,

(5) the revision of certain investment policies of the Fund.

PayPal Money Market Fund
Management of the Fund (Unaudited)

Disinterested Trustees/1/

--------------------------------------------------------------------------------------------------------------------------
Name, Address, and     Position(s)         Term of     Principal Occupation(s) During    Number of  Other Directorships
    Age /2/           Held with the       Office and            Past 5 Years            Portfolios    Held by Trustee
                          Trusts           Length of                                       in Fund
                                          Time Served                                      Complex
                                              /3/                                         Overseen
                                                                                         by Trustee
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Richard D. Kernan         Trustee                      Associate, Sinclair Ventures,     1
                                                       LLC (2001-present); Chief
Born in 1945                                           Financial Officer, Shared
                                                       Services, Fireman's Fund
                                                       Insurance Company (2000-2001);
                                                       Chief Operating Officer,
                                                       Combined Benefits Insurance
                                                       Company (1995-1999)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Kevin T. Hamilton         Trustee                      Principal and Portfolio Manager,  1
                                                       Messner & Smith Investment
Born in 1961                                           Management Limited
                                                       (1998-present); formerly,
                                                       Executive Vice President,
                                                       Montgomery Asset Management, LLC
                                                       (1991-98).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Gregory N. River          Trustee                      President and Chief Operating     1
                                                       Officer, U.S. Foursis Systems
Born in 1954                                           (2002-present); Vice President,
                                                       Off-Road Capital (private
                                                       investments) (2000-2002);
                                                       Founder, Owner, and President,
                                                       Paladin Consulting Company
                                                       (1996-2000); Consultant
                                                       (investment services),
                                                       Self-Employed (1994-96).
--------------------------------------------------------------------------------------------------------------------------

Interested Trustees/4/

--------------------------------------------------------------------------------------------------------------------------
Name, Address, and          Position(s)     Term of     Principal Occupation(s) During    Number of  Other Directorships
     Age /2/               Held with the   Office and            Past 5 Years            Portfolios    Held by Trustee
                              Trusts       Length of                                       in Fund
                                          Time Served                                      Complex
                                              /3/                                         Overseen
                                                                                         by Trustee
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
John T. Story /5/         Trustee;                     Executive Vice President,         1
                          President                    PayPal, Inc., (1999-present);
Born in 1940                                           President, John T. Story &
                                                       Associates (mutual fund
                                                       consulting) (1998-99); Executive
                                                       Vice President, Montgomery Asset
                                                       Management (1994-1998).
--------------------------------------------------------------------------------------------------------------------------

Principal Officers

-----------------------------------------------------------------------------------------
Name, Address, and          Position(s)     Term of     Principal Occupation(s) During
      Age /2/              Held with the   Office and            Past 5 Years
                              Trusts       Length of
                                          Time Served
                                              /6/
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ralph Ho, Jr.             Treasurer and                Treasurer and Chief Financial
                          Chief                        Officer, PayPal Asset
Born in 1970              Financial                    Management, Inc. (2002-present);
                          Officer                      Vice President of Finance &
                                                       Treasurer, PayPal, Inc.
                                                       (1999-present); Vice President &
                                                       Assistant Treasurer, Banc of
                                                       America Securities LLC
                                                       (1994-1999)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John Muller               Secretary                    General Counsel, PayPal, Inc.
                                                       and PayPal Asset Management,
Born in 1961                                           Inc. (2000-present); Partner,
                                                       Brobeck, Phleger & Harrison (San
                                                       Francisco) (1998-2000); Of
                                                       Counsel, Brobeck, Phleger &
                                                       Harrison (San Francisco)
                                                       (1996-1998); Vice President and
                                                       Senior Counsel, Shawmut Bank,
                                                       N.A. (Boston) (1995-1996).

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Jeff Gaboury              Assistant                    Director, Reporting and
                          Treasurer                    Compliance, Investors Bank &
Born in 1968                                           Trust Company (1996-present);
                                                       Compliance Manager, Scudder
                                                       Kemper Investments, Inc.
                                                       (1995-1996).
-----------------------------------------------------------------------------------------

/1/ Disinterested Trustees are those Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

/2/ The address of each Trustee and Officer of the Trust is c/o PayPal, Inc., 303 Bryant St., Mountain View, California 94041.

/3/ As provided in the Trust Instrument of the Trust, each Trustee holds office during the lifetime of the Trust and until its termination or until his or her resignation, retirement, or removal as provided in the Trust Instrument.

/4/ Interested Trustees are those Trustees who are "interested persons" of the Trusts as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

/5/ Mr. Story is deemed to be an "interested" Trustee of the Trusts because of his affiliation with the Adviser.

/6/ As provided in the By-Laws of the Trust, each of the President, the Treasurer and the Secretary shall hold office until his or her respective successor shall have been duly elected and qualified.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2002

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--9.00%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia
  2.96%, 03/28/03                                                                               20,000,000              19,997,683
Bank of Scotland
  1.68%, 02/03/03                                                                               50,000,000              49,994,908
Canadian Imperial Bank of Commerce
  1.34%, 02/20/03                                                                               20,000,000              20,000,000
  2.52%, 05/14/03                                                                               15,000,000              14,992,703
Chase Manhattan Bank USA
  1.34%, 04/03/03                                                                               25,000,000              25,000,000
  1.91%, 01/21/03                                                                                5,000,000               5,000,293
Citibank NA
  1.34%, 03/10/03                                                                               30,000,000              30,000,000
Commerzbank AG
  1.92%, 01/02/03                                                                               30,000,000              30,000,096
Dresdner Bank AG
  2.63%, 03/10/03                                                                               10,000,000              10,023,609
ING Bank NV
  1.80%, 01/21/03                                                                               25,000,000              25,000,000
JP Morgan Chase Bank
  1.75%, 01/27/03                                                                               20,000,000              20,000,000
Toronto-Dominion Bank
  1.34%, 05/07/03                                                                               25,000,000              25,000,000
  1.51%, 11/12/03                                                                               30,000,000              30,003,879
UBS AG
  2.78%, 03/17/03                                                                               10,000,000              10,000,000
World Savings Bank
  1.27%, 02/13/03                                                                               35,000,000              34,998,750
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $350,011,921)                                                                                                   350,011,921
-----------------------------------------------------------------------------------------------------------------------------------

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--47.00%
-----------------------------------------------------------------------------------------------------------------------------------
Accor SA
  1.34%, 02/05/03                                                                               20,000,000              19,973,944
  1.35%, 03/05/03                                                                               20,000,000              19,952,750
Alpine Securitization Corp.
  1.41%, 01/03/03                                                                               10,031,000              10,030,214
Amstel Funding Corp.
  1.38%, 03/07/03                                                                               20,000,000              19,950,167
  1.38%, 06/10/03                                                                               20,000,000              19,877,333
  1.40%, 03/04/03                                                                               15,000,000              14,963,833
  1.40%, 03/17/03                                                                               10,000,000               9,970,833
  1.76%, 02/18/03                                                                               25,000,000              24,941,166
  1.80%, 02/10/03                                                                               20,000,000              19,960,000
  1.82%, 01/13/03                                                                                4,500,000               4,497,270
  1.82%, 01/16/03                                                                               30,000,000              29,977,251
  1.89%, 01/08/03                                                                               15,000,000              14,994,487
Amsterdam Funding Corp.
  1.33%, 05/15/03                                                                               25,000,000              24,876,236
Banque Generale du Luxembourg
  1.73%, 02/06/03                                                                               31,000,000              30,946,215
  1.82%, 01/13/03                                                                               10,000,000               9,993,934
Beta Finance Inc.
  1.76%, 01/08/03                                                                               14,500,000              14,495,038
  1.77%, 04/22/03                                                                               12,000,000              11,934,510
DEPFA Bank PLC
  1.34%, 03/13/03                                                                               20,000,000              19,947,144

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2002

  1.34%, 03/18/03                                                                               15,000,000              14,957,567
Dorada Finance Inc.
  1.33%, 03/04/03                                                                               25,750,000              25,691,018
  1.40%, 05/19/03                                                                               26,580,000              26,437,354
  1.84%, 01/15/03                                                                                5,000,000               4,996,423
Edison Asset Securitization Corp.
  1.33%, 03/06/03                                                                               30,000,000              29,929,067
  1.35%, 02/12/03                                                                               20,000,000              19,968,500
  1.36%, 05/19/03                                                                               20,000,000              19,895,734
  1.77%, 04/16/03                                                                               20,000,000              19,896,750
Eureka Securitization Inc.
  1.34%, 03/13/03                                                                               20,000,000              19,947,144
Falcon Asset Securitization Corp.
  1.35%, 03/17/03                                                                               18,000,000              17,949,375
Fortis Funding LLC
  1.75%, 04/08/03                                                                               10,000,000               9,952,847
  1.76%, 04/17/03                                                                               10,000,000               9,948,178
  1.76%, 04/21/03                                                                               35,000,000              34,811,778
  1.76%, 04/22/03                                                                               25,000,000              24,864,333
GE Capital Services Inc.
  1.35%, 02/20/03                                                                               25,000,000              24,953,125
GE Financial Assurance Holdings
  1.34%, 03/07/03                                                                               40,000,000              39,903,222
  1.36%, 03/18/03                                                                               25,000,000              24,928,222
  1.78%, 04/17/03                                                                               20,000,000              19,895,178
General Electric Capital Corp.
  1.77%, 02/21/03                                                                               20,000,000              19,949,850
  1.77%, 03/10/03                                                                               20,000,000              19,933,133
Goldman Sachs Group Inc.
  1.82%, 01/06/03                                                                               24,080,000              24,073,913
Intrepid Funding
  1.36%, 03/05/03                                                                               20,000,000              19,952,400
K2 USA LLC
  1.34%, 05/12/03                                                                               15,000,000              14,926,858
  1.40%, 04/22/03                                                                                9,479,000               9,438,082
  1.60%, 01/21/03                                                                               10,000,000               9,991,111
  1.63%, 01/14/03                                                                                5,000,000               4,997,057
  1.86%, 01/07/03                                                                               15,000,000              14,995,350
Kitty Hawk Funding Corp.
  1.33%, 05/12/03                                                                                5,114,000               5,089,249
Liberty Street Funding Corp.
  1.35%, 03/12/03                                                                               25,000,000              24,934,375
  1.36%, 03/06/03                                                                               10,127,000              10,102,515
  1.40%, 01/17/03                                                                               10,012,000              10,005,770
  1.86%, 01/22/03                                                                                4,364,000               4,359,265
Links Finance LLC
  1.40%, 06/02/03                                                                               13,370,000              13,290,968
Loch Ness LLC
  1.73%, 02/12/03                                                                               18,748,000              18,710,161
  1.73%, 02/18/03                                                                               20,184,000              20,137,442
  1.80%, 01/15/03                                                                               11,811,000              11,802,732
  1.80%, 01/22/03                                                                               13,189,000              13,175,152
  1.82%, 01/22/03                                                                               10,000,000               9,989,384
  1.87%, 01/02/03                                                                               15,000,000              14,999,221
Moat Funding LLC
  1.75%, 02/26/03                                                                               11,634,000              11,602,330
  1.75%, 03/03/03                                                                               20,000,000              19,940,694
  1.79%, 01/13/03                                                                               20,000,000              19,988,066
  1.79%, 01/16/03                                                                               20,000,000              19,985,083
  1.88%, 01/21/03                                                                               15,000,000              14,984,333
Morgan Stanley

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2002

  1.35%, 02/24/03                                                                               15,000,000              14,969,625
  1.35%, 03/13/03                                                                               15,000,000              14,960,063
  1.77%, 01/14/03                                                                               20,000,000              19,987,216
Quincy Capital Corp.
  1.34%, 02/07/03                                                                               11,403,000              11,387,295
Scaldis Capital
  1.35%, 03/14/03                                                                                9,000,000               8,975,700
  1.35%, 03/25/03                                                                               22,332,000              22,262,492
  1.43%, 01/27/03                                                                               11,877,000              11,864,734
  1.45%, 01/15/03                                                                               20,000,000              19,988,722
Sigma Finance Inc.
  1.35%, 03/03/03                                                                               39,000,000              38,910,788
  1.40%, 05/27/03                                                                                6,000,000               5,965,933
  1.74%, 01/10/03                                                                               25,000,000              24,989,125
  1.77%, 04/14/03                                                                               10,000,000               9,949,359
  1.78%, 02/19/03                                                                               20,000,000              19,951,680
Silver Tower US Funding LLC
  1.37%, 02/10/03                                                                               20,000,000              19,969,556
  1.40%, 03/12/03                                                                                5,441,000               5,426,188
  1.40%, 03/17/03                                                                               10,000,000               9,970,833
  1.74%, 01/09/03                                                                               20,000,000              19,992,267
  1.78%, 02/18/03                                                                               20,000,000              19,952,533
  1.80%, 01/17/03                                                                               25,000,000              24,980,000
Societe Generale NA, Inc.
  1.34%, 02/13/03                                                                               25,000,000              24,959,986
  1.34%, 03/18/03                                                                               25,000,000              24,929,278
Special Purpose Accounts Receivable Corp.
  1.36%, 03/20/03                                                                               25,000,000              24,926,333
  1.80%, 02/07/03                                                                               15,000,000              14,972,250
Stellar Funding Group Inc.
  1.32%, 01/07/03                                                                                9,653,000               9,650,876
  1.32%, 01/09/03                                                                                6,833,000               6,830,996
  1.32%, 01/24/03                                                                                7,407,000               7,400,753
  1.33%, 02/14/03                                                                                8,975,000               8,960,411
  1.35%, 02/04/03                                                                                4,518,000               4,512,240
  1.35%, 03/17/03                                                                                6,447,000               6,428,868
  1.40%, 01/13/03                                                                               12,197,000              12,191,308
  1.40%, 05/30/03                                                                                4,617,000               4,590,247
  1.74%, 01/03/03                                                                               13,613,000              13,611,684
  1.75%, 02/07/03                                                                                4,484,000               4,475,935
  1.75%, 02/10/03                                                                                4,075,000               4,067,076
  1.75%, 02/19/03                                                                                6,176,000               6,161,289
  1.76%, 03/10/03                                                                               10,091,000              10,057,453
  1.77%, 04/23/03                                                                               19,620,000              19,511,959
  1.78%, 01/10/03                                                                               30,000,000              29,986,650
  1.80%, 01/24/03                                                                                4,283,000               4,278,075
  1.88%, 01/03/03                                                                                5,850,000               5,849,389
Svenska Handelsbanken Inc.
  1.35%, 03/06/03                                                                                5,100,000               5,087,760
  1.35%, 04/30/03                                                                               24,500,000              24,390,669
Thames Asset Global Securitization Inc.
  1.34%, 02/03/03                                                                                8,309,000               8,298,794
  1.35%, 02/03/03                                                                               28,309,000              28,273,968
  1.35%, 02/14/03                                                                               10,269,000              10,252,056
  1.35%, 03/03/03                                                                               17,203,000              17,163,648
  1.36%, 03/03/03                                                                                8,750,000               8,729,836
  1.40%, 01/21/03                                                                               25,000,000              24,980,556
  1.75%, 01/15/03                                                                               20,000,000              19,986,389
Three Rivers Funding Corp.
  1.40%, 01/16/03                                                                               16,270,000              16,260,509
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2002

TOTAL COMMERCIAL PAPER
(Cost: $1,827,793,984)                                                                                               1,827,793,984
-----------------------------------------------------------------------------------------------------------------------------------

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES--9.26%
-----------------------------------------------------------------------------------------------------------------------------------
Associates Corp. NA
  6.77%, 04/10/03                                                                                7,000,000               7,102,232
Bayerische Landesbank - Series D
  5.40%, 01/23/03                                                                               21,000,000              21,044,526
Beta Finance Inc.
  1.50%, 11/12/03                                                                               20,000,000              20,000,000
Dorada Finance Inc.
  1.64%, 11/26/03                                                                               20,000,000              20,000,000
  2.73%, 04/17/03                                                                               25,000,000              24,998,548
General Electric Capital Corp.
  2.21%, 01/23/03                                                                               10,000,000              10,000,000
  5.38%, 01/15/03                                                                                9,170,000               9,182,464
  7.50%, 06/05/03                                                                                6,250,000               6,410,471
Goldman Sachs Group Inc.
  1.42%, 03/11/03                                                                               25,000,000              25,000,000
  1.43%, 03/19/03                                                                               25,000,000              25,000,000
  6.65%, 08/01/03                                                                                9,690,000               9,985,060
Heller Financial Inc.
  6.40%, 01/15/03                                                                               20,240,000              20,276,452
K2 USA LLC
  1.63%, 12/08/03                                                                               15,000,000              15,000,000
  1.64%, 11/26/03                                                                               15,000,000              15,000,000
  2.09%, 01/21/03                                                                                5,000,000               4,999,716
  2.68%, 04/25/03                                                                               10,000,000              10,000,000
Links Finance LLC
  1.47%, 11/18/03                                                                               10,000,000              10,000,000
  1.65%, 12/03/03                                                                               10,000,000              10,000,000
  2.40%, 03/03/03                                                                               10,000,000              10,009,680
  2.80%, 03/17/03                                                                               20,000,000              20,000,000
  3.00%, 04/15/03                                                                               15,000,000              15,000,000
Merrill Lynch & Co. Inc.
  4.97%, 04/30/03                                                                               11,750,000              11,869,926
Morgan Stanley
  6.75%, 03/04/03                                                                                4,100,000               4,134,136
  7.13%, 01/15/03                                                                               35,000,000              35,066,604
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $360,079,815)                                                                                                   360,079,815
-----------------------------------------------------------------------------------------------------------------------------------

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS--6.04%
-----------------------------------------------------------------------------------------------------------------------------------
Key Bank NA
  1.19%, 01/02/03                                                                              110,000,000             110,000,000
Societe Generale
  1.25%, 01/02/03                                                                              125,000,000             125,000,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $235,000,000)                                                                                                   235,000,000
-----------------------------------------------------------------------------------------------------------------------------------

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--2.04%
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association
  1.27%, 05/07/03                                                                               25,000,000              24,888,875
  4.00%, 08/15/03                                                                               33,876,000              34,421,665

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2002

  5.00%, 02/14/03                                                                               20,000,000              20,087,625
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $79,398,165)                                                                                                     79,398,165
-----------------------------------------------------------------------------------------------------------------------------------

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--22.90%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National Treasury Services
  1.32%, 05/01/03                                                                               50,000,000              50,000,000
Associates Corp. NA
  1.48%, 06/16/03                                                                               15,000,000              14,996,791
  1.86%, 05/08/03                                                                               17,000,000              17,015,478
Bank of America Corp.
  1.84%, 07/07/03                                                                               15,000,000              15,006,378
Bank of America NA
  1.75%, 02/04/03                                                                               50,000,000              50,003,607
Bank One Corp.
  1.63%, 02/18/03                                                                                5,000,000               5,001,808
  1.65%, 04/22/03                                                                               50,000,000              50,035,434
Beta Finance Inc.
  1.39%, 09/25/03                                                                               50,000,000              49,998,171
  1.47%, 09/15/03                                                                               25,000,000              25,010,650
Credit Suisse First Boston
  1.40%, 09/04/03                                                                               50,000,000              50,000,000
Dorada Finance Inc.
  1.33%, 09/15/03                                                                               25,000,000              25,000,000
Fleet National Bank
  1.96%, 07/31/03                                                                               10,000,000              10,009,056
General Electric Capital Corp.
  1.42%, 03/24/03                                                                               20,000,000              20,000,000
  1.42%, 05/28/03                                                                               35,000,000              35,002,222
Goldman Sachs Group Inc.
  1.57%, 03/17/03                                                                               33,500,000              33,511,864
  1.68%, 05/23/03                                                                               15,000,000              15,015,358
  2.01%, 01/14/03                                                                               10,000,000              10,000,917
  2.03%, 01/17/03                                                                               12,000,000              12,001,284
K2 USA LLC
  1.32%, 08/15/03                                                                               20,000,000              20,000,000
  1.39%, 02/18/03                                                                               10,000,000               9,999,870
  1.40%, 11/26/03                                                                               25,000,000              25,000,000
Key Bank NA
  1.46%, 02/03/03                                                                               25,000,000              25,000,492
Links Finance LLC
  1.40%, 06/16/03                                                                               10,000,000               9,999,545
  1.40%, 09/30/03                                                                               25,000,000              25,000,000
Merrill Lynch & Co. Inc.
  1.42%, 05/02/03                                                                               20,000,000              20,000,000
  1.55%, 06/24/03                                                                                5,625,000               5,627,926
  1.57%, 08/13/03                                                                               13,525,000              13,535,802
  1.99%, 01/29/03                                                                                8,000,000               8,001,180
Metropolitan Life Insurance Funding Agreement
  1.90%, 07/18/03                                                                               25,000,000              25,000,000
Morgan Stanley
  1.51%, 09/19/03                                                                               10,000,000              10,005,658
  1.60%, 01/16/03                                                                               23,000,000              23,001,856
  1.60%, 03/13/03                                                                               19,790,000              19,797,859
  1.94%, 04/07/03                                                                                5,000,000               5,002,268
  1.95%, 01/16/03                                                                                6,800,000               6,800,553
National City Bank
  1.91%, 07/22/03                                                                               10,000,000              10,006,277

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2002

Nationwide Building Society
  1.42%, 02/14/03                                                                               56,000,000              56,000,122
  1.87%, 07/23/03                                                                               25,000,000              25,008,722
Sigma Finance Inc.
  1.31%, 02/25/03                                                                               20,000,000              19,999,697
Unilever NV
  1.46%, 06/18/03                                                                               40,000,000              40,012,649
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $890,409,494)                                                                                                   890,409,494
-----------------------------------------------------------------------------------------------------------------------------------

Security                                                                                       Face Amount                   Value
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-3.79%

-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Tri-Party Repurchase Agreement, dated 12/31/02, due
01/02/03, with a maturity value of $100,007,056 and an effective
yield of 1.27%.                                                                                100,000,000             100,000,000

Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/02, due
01/02/03, with a maturity value of $25,001,736 and an effective
yield of 1.25%.                                                                                 25,000,000              25,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/02, due
01/02/03, with a maturity value of $22,423,520 and an effective
yield of 1.22%.                                                                                 22,422,000              22,422,000

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $147,422,000)                                                                                                   147,422,000
-----------------------------------------------------------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 100.03%
(Cost $3,890,115,379)                                                                                                3,890,115,379
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.03)%                                                                               (1,353,596)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                                                $3,888,761,783
===================================================================================================================================

Cost for income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS


      Investments in securities, at amortized cost (Cost:  $3,890,115,379) (Note 1)                  $        3,890,115,379
Cash                                                                                                                    517
Receivables:
      Interest                                                                                                    9,483,990
                                                                                                     -----------------------
Total Assets                                                                                                  3,899,599,886
                                                                                                     -----------------------
LIABILITIES

Payables:
      Investment securities purchased                                                                            10,255,344
      Advisory fees (Note 2)                                                                                        582,759
                                                                                                     -----------------------
Total Liabilities                                                                                                10,838,103
                                                                                                     -----------------------
NET ASSETS                                                                                           $        3,888,761,783
                                                                                                     =======================

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2002

NET INVESTMENT INCOME
      Interest                                                                                       $           47,997,333
                                                                                                     -----------------------
Total investment income                                                                                          47,997,333
                                                                                                     -----------------------
EXPENSES (Note 2)
      Advisory fees                                                                                               2,521,707
                                                                                                     -----------------------
Total expenses                                                                                                    2,521,707
                                                                                                     -----------------------
Net investment income                                                                                            45,475,626
                                                                                                     -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on sale of investments                                                                        8,083
                                                                                                     -----------------------
Net gain on investments                                                                                               8,083
                                                                                                     -----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $           45,483,709
                                                                                                     =======================

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the Year Ended       For the Year Ended
                                                                                December 31, 2002        December 31, 2001
                                                                             ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
      Net investment income                                                 $           45,475,626   $           36,484,704
      Net realized gain                                                                      8,083                   26,158
                                                                           ------------------------  -----------------------
Net increase in net assets resulting from operations                                    45,483,709               36,510,862
                                                                           ------------------------  -----------------------
Interestholder transactions:
      Contributions                                                                 11,212,874,658            7,101,626,395
      Withdrawals                                                                   (9,134,078,695)          (5,886,952,331)
                                                                           ------------------------  -----------------------
Net increase in net assets resulting from interestholder transactions                2,078,795,963            1,214,674,064
                                                                           ------------------------  -----------------------
Increase in net assets                                                               2,124,279,672            1,251,184,926

NET ASSETS:

Beginning of year                                                                    1,764,482,111              513,297,185
                                                                           ------------------------  -----------------------
End of year                                                                 $        3,888,761,783   $        1,764,482,111
                                                                           ========================  =======================

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at December 31, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

     --------------------------------------------------------------------------------------------------

                                                                                    Aggregate Market
         Repurchase Agreement            Interest Rate(s)       Maturity Date(s)          Value
     --------------------------------------------------------------------------------------------------
         Bank of America Tri-Party         6.00 - 6.50%       07/01/17 - 12/01/32     $ 102,000,000
         Goldman Sachs Tri-Party           5.50 - 7.00        12/01/16 - 01/01/32        25,500,000
         Merrill Lynch Tri-Party           3.04 - 7.13        01/01/04 - 03/01/38        22,870,331

     --------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------------------

                                Year Ended       Year Ended       Year Ended      Period Ended           Period Ended
                              December 31,     December 31,     December 31,      December 31,           February 28,
                                      2002             2001             2000              1999\\(1)\\            1999\\(2)\\
------------------------------------------------------------------------------------------------------------------------------
    Ratio of expenses  \\(3)\\      0.10 %           0.10 %           0.10 %            0.10 %             0.10 %
    to average net
    assets

    Ratio of net       \\(3)\\      1.80 %           3.66 %           6.43 %            5.23 %             5.17 %
    investment income
    to average net
    assets

    Total return                    1.84 %           4.23 %           6.52 %            4.44 %\\(4)\\      2.61 %\\(4)\\

-----------------------------------------------------------------------------------------------------------------------------

  \\(1)\\ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

  \\(2)\\ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

  \\(3)\\  Annualized for periods of less than one year.

  \\(4)\\  Not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

Master Investment Portfolio
Trustees Information  - Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                        Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Other Public Company and
Name, Address and Age        Position(s), Length of   Principal Occupation                               Investment Company
                             Service                  During Past Five Years                             Directorships
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss,* 40        Trustee since November   Chief Executive Officer of the Individual          None.
45 Fremont Street            16, 2001, Chairman and   Investors Business of Barclays Global Investors,
San Francisco, CA  94105     President                N.A. ("BGI")
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Latham, 37        Treasurer and Chief      Director of Mutual Fund Delivery of the            None.
45 Fremont Street            Financial Officer        Individual Investors Business of BGI (since
San Francisco, CA 94105                               2000); Head of Operations, BGI Europe
                                                      (1997-2000); Manager of Portfolio Accounting
                                                      Group (1994-1997)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Blank, Jr., 46    Secretary                Senior Vice President of Stephens Inc.             Director of Capo, Inc.

------------------------------------------------------------------------------------------------------------------------------------

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the co-administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

                              Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Other Public Company and
Name, Address and Age        Position(s), Length of   Principal Occupation                               Investment Company
                             Service                  During Past Five Years                             Directorships
------------------------------------------------------------------------------------------------------------------------------------
Mary G. F. Bitterman, 58     Trustee since November   President and Chief Executive Officer of The       Director of Pacific
                             16, 2001                 James Irvine Foundation (non-profit foundation);   Century Financial
                                                      President and Chief Executive Officer of KQED,     Corporation/ Bank of
                                                      Inc. (public television and radio) from 1993-2002. Hawaii.
------------------------------------------------------------------------------------------------------------------------------------
Jack S. Euphrat, 80          Trustee since October    Private Investor                                   None.
                             20, 1993
------------------------------------------------------------------------------------------------------------------------------------
W. Rodney Hughes, 76         Trustee since October    Private Investor                                   Trustee of the Wells
                             20, 1993                                                                    Fargo Funds (oversees 96
                                                                                                         portfolios); President of
                                                                                                         Wells Fargo Funds
                                                                                                         November 1999 to May 2000.
------------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons, 41         Trustee since November   Professor, University of California, Berkeley:     Director of Matthews
                             16, 2001                 Haas School of Business; Member, Council of        Asian Funds (oversees 6
                                                      Foreign Relations                                  portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Leo Soong, 56                Trustee since February   Managing Director of CG Roxane LLC (water          None.
                             9, 2000                  company); Co-Founder of Crystal Geyser Water Co.;
                                                      President of Crystal Geyser Water Co. (through
                                                      2000).
------------------------------------------------------------------------------------------------------------------------------------